Warrants (Details) - USD ($)		1 Months Ended	9 Months Ended
	Aug. 12, 2021	Aug. 23, 2021	Sep. 30, 2022	Dec. 31, 2021	Nov. 01, 2022	Aug. 12, 2022
Warrants (Details) [Line Items]
Gross proceeds (in Dollars)			$ 2,762,500
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Private sale units			276,250	276,250
Purchase price per unit (in Dollars per share)			$ 10	$ 10
Generating gross proceeds (in Dollars)		$ 183,480	$ 2,762,500	$ 2,762,500
Underwriters sales (in Dollars)			$ 100	$ 100
Option to purchase share			300,000	300,000
Warrants expire			5 years	5 years
Option units			300,000	300,000
Common stock shares			300,000	300,000
Warrants purchased			300,000	300,000
Cash payment (in Dollars)	$ 100
Purchase of additional units		18,348
Per share price (in Dollars per share)					$ 0.1	$ 0.1
Generating additional gross proceeds (in Dollars)		$ 183,480
Fair value of public warrants, per share (in Dollars per share)			$ 0.6	$ 0.6
Common Stock [Member]
Warrants (Details) [Line Items]
Generating additional gross proceeds (in Dollars)		$ 183,480
Initial Public Offering [Member]
Warrants (Details) [Line Items]
Sale of stock	5,000,000
Sale of price per unit (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Additional units	750,000
Generating additional gross proceeds (in Dollars)	$ 50,000,000
Over-Allotment Option [Member]
Warrants (Details) [Line Items]
Exercised shares			344,035	344,035
Price per share (in Dollars per share)			$ 11.5	$ 11.5
Purchase of additional units		733,920
Per share price (in Dollars per share)		$ 10
Generating additional gross proceeds (in Dollars)		$ 7,339,200
Business Combination [Member]
Warrants (Details) [Line Items]
Per share price (in Dollars per share)					$ 0.1
Business combination description			The Sponsor has agreed to waive its redemption rights with respect to any shares underlying the Private Units (i) in connection with the consummation of an Initial Business Combination, (ii) in connection with a stockholder vote to amend our amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with our Initial Business Combination or certain amendments to our charter prior thereto, to redeem 100% of our public shares if we do not complete our Initial Business Combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or with respect to any other provision relating to stockholders’ rights or pre-Initial Business Combination activity and (iii) if we fail to consummate an Initial Business Combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or if we liquidate prior to the expiration of the 18 month period. However, the Sponsor will be entitled to redemption rights with respect to any public shares it holds if we fail to consummate an Initial Business Combination or liquidate within the 18-month period.	The Sponsor has agreed to waive its redemption rights with respect to any shares underlying the Private Units (i) in connection with the consummation of a business combination, (ii) in connection with a stockholder vote to amend our amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with our Initial Business Combination or certain amendments to our charter prior thereto, to redeem 100% of our public shares if we do not complete our Initial Business Combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or with respect to any other provision relating to stockholders’ rights or pre-Initial Business Combination activity and (iii) if we fail to consummate a business combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or if we liquidate prior to the expiration of the 18 month period. However, the Sponsor will be entitled to redemption rights with respect to any public shares it holds if we fail to consummate a business combination or liquidate within the 18-month period.